Segment Information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Information

NOTE 12: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Dry Bulk Vessel Operations and Logistics. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry Bulk Vessel Operations consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels. The Logistics Business consists of port terminal business, barge business and cabotage business.

The Company measures segment performance based on net income/(loss) attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2021	Logistics Business for the Three Month Period Ended June 30, 2021	Total for the Three Month Period Ended June 30, 2021
Revenue	$86,053	$57,571	$143,624
Interest expense and finance cost, net	(21,011)	(15,159)	(36,170)
Depreciation and amortization	(7,917)	(8,071)	(15,988)
Equity in net earnings of affiliate companies	12,854	—	12,854
Net income/ (loss) attributable to Navios Holdings common stockholders	27,795	(2,859)	24,936
Total assets	1,156,441	672,652	1,829,093
Goodwill	56,240	104,096	160,336
Capital expenditures	(22,758)	(3,646)	(26,404)
Investment in affiliate companies	97,351	—	97,351
Cash and cash equivalents	25,689	47,470	73,159
Restricted cash	10	—	10
Long-term debt, net (including current and noncurrent portion)	$927,399	$549,054	$1,476,453

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2020	Logistics Business for the Three Month Period Ended June 30, 2020	Total for the Three Month Period Ended June 30, 2020
Revenue	$38,302	$58,825	$97,127
Interest expense and finance cost, net	(22,159)	(9,259)	(31,418)
Depreciation and amortization	(10,745)	(7,267)	(18,012)
Equity in net earnings of affiliate companies	9,445	—	9,445
Net (loss)/ income attributable to Navios Holdings common stockholders	(42,918)	7,647	(35,271)
Total assets	1,500,046	615,878	2,115,924
Goodwill	56,240	104,096	160,336
Capital expenditures	(98,672)	(2,578)	(101,250)
Investment in affiliate companies	63,498	—	63,498
Cash and cash equivalents	20,525	33,489	54,014
Restricted cash	1,058	—	1,058
Long-term debt, net (including current and noncurrent portion)	$1,082,032	$509,749	$1,591,781

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2021	Logistics Business for the Six Month Period Ended June 30, 2021	Total for the Six Month Period Ended June 30, 2021
Revenue	$149,781	$110,794	$260,575
Interest expense and finance cost, net	(42,855)	(29,515)	(72,370)
Depreciation and amortization	(16,714)	(15,540)	(32,254)
Equity in net earnings of affiliate companies	40,594	—	40,594
Net income/ (loss) attributable to Navios Holdings common stockholders	27,694	(2,595)	25,099
Total assets	1,156,441	672,652	1,829,093
Goodwill	56,240	104,096	160,336
Capital expenditures	(24,152)	(22,033)	(46,185)
Investment in affiliate companies	97,351	—	97,351
Cash and cash equivalents	25,689	47,470	73,159
Restricted cash	10	—	10
Long-term debt, net (including current and noncurrent portion)	$927,399	$549,054	$1,476,453

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2020	Logistics Business for the Six Month Period Ended June 30, 2020	Total for the Six Month Period Ended June 30, 2020
Revenue	$72,562	$115,648	$188,210
Interest expense and finance cost, net	(44,529)	(18,532)	(63,061)
Depreciation and amortization	(21,543)	(14,545)	(36,088)
Equity in net earnings of affiliate companies	3,308	—	3,308
Net (loss)/ income attributable to Navios Holdings common stockholders	(100,690)	12,144	(88,546)
Total assets	1,500,046	615,878	2,115,924
Goodwill	56,240	104,096	160,336
Capital expenditures	(98,672)	(2,578)	(101,250)
Investment in affiliate companies	63,498	—	63,498
Cash and cash equivalents	20,525	33,489	54,014
Restricted cash	1,058	—	1,058
Long-term debt, net (including current and noncurrent portion)	$1,082,032	$509,749	$1,591,781